Financial Income and Costs	12 Months Ended
Dec. 31, 2020
Financial Income and Costs
Financial Income and Costs

19. Financial Income and Costs

An analysis of financial income and costs is as follows:

	For the year ended
	December 31,
	2018	2019	2020
Financial Income
Interest income	4,784	5,318	726
Total financial income	4,784	5,318	726
Financial Costs
Amortization and write-off of deferred loan/bond issuance costs/premium	12,593	14,154	22,876
Interest expense on loans	111,600	122,819	93,860
Interest expense on bonds and realized loss on CCSs	30,029	34,607	35,891
Lease charge	10,520	10,506	9,921
Loss arising on bond repurchases at a premium (Note 13)	—	2,119	1,937
Other financial costs, net	1,885	6,276	796
Total financial costs	166,627	190,481	165,281